Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Apr. 16, 2021
Entity Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 16, 2021
Document Effective Date	Apr. 16, 2021
Prospectus Date	Apr. 16, 2021
Applied Finance Valuation Large Cap ETF | Applied Finance Valuation Large Cap ETF
Prospectus [Line Items]
Trading Symbol	VSLU